BASIS OF PREPARATION OF THE INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (Policies)	6 Months Ended
Jun. 30, 2020
Accounting Policies, Accounting Estimates And Errors [Abstract]
BASIS OF PREPARATION
BASIS OF PREPARATION
The interim condensed consolidated financial statements for the six and three-month periods ended June 30, 2020 have been prepared in accordance with IAS 34 Interim Financial Reporting as issued by the International Accounting Standards Board ("IASB").
The interim condensed consolidated financial statements do not include all the information and disclosures required in the annual consolidated financial statements and should be read in conjunction with the Group’s audited annual consolidated financial statements as of and for the year ended December 31, 2019.
The preparation of these interim condensed consolidated financial statements has required management to apply accounting policies and methodologies based on complex and subjective judgments, estimates based on past experience and assumptions determined to be reasonable and realistic based on the related circumstances. The use of these judgments, estimates and assumptions affects the amounts reported in the statement of financial position, income statement, statement of cash flows, statement of changes in equity, as well as the notes. The final amounts for items for which estimates and assumptions were made in the consolidated financial statements may differ from those reported in these statements due to the uncertainties that characterize the assumptions and conditions on which the estimates are based.
Certain comparative amounts have been reclassified to conform to the current period presentation. Specifically, the following December 31, 2019 balances were reclassified in the consolidated statement of financial position:
•Loans granted to customers relating to microfinance banking operations of US$116 is now presented within current Investments and derivatives (previously within Trade and other receivables); and
•Customer deposits and other liabilities relating to microfinance banking of US$186 and US$19, respectively, are now presented within current Debt and derivatives (previously within Trade and other payables).

NEW STANDARDS, INTERPRETATIONS AND AMENDMENTS ADOPTED BY THE GROUP
NEW STANDARDS, INTERPRETATIONS AND AMENDMENTS ADOPTED BY THE GROUP
The accounting policies adopted in the preparation of the interim condensed consolidated financial statements are consistent with those followed in the preparation of the Group’s annual consolidated financial statements as of and for the year ended December 31, 2019.
A number of new and amended standards became effective as of January 1, 2020, which are not expected to have a material impact on VEON financial statements in current or future reporting periods or on foreseeable future transactions. The Group has not early adopted any other standards, interpretations or amendments that have been issued but have not yet become effective.

In May 2020, the IASB issued an amendment to IFRS 16 'Leases', providing an option to apply a practical expedient in respect of accounting for certain rent concessions arising as a direct consequence of covid-19, such as rent holidays and temporary rent reductions. Under this amendment, which became effective as of June 30, 2020, lessees are exempted from having to consider whether these rent concessions are lease modifications. The Group has chosen not to apply the practical expedient available, and will therefore account for any rent concessions as lease modifications.